CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenue	$ 61,412	$ 50,438	$ 242,898	$ 201,562	$ 172,539
Cost of revenue:
Amortization expense	4,602	3,866	16,338	14,396	12,626
Total cost of revenue	15,724	12,288	55,704	44,611	35,835
Gross profit	45,688	38,150	187,194	156,951	136,704
Operating expenses:
Sales and marketing	22,190	17,308	78,889	60,140	49,481
Research and development	12,214	11,454	46,016	36,229	26,215
General and administrative	11,389	7,084	38,293	28,355	20,202
Depreciation and amortization	4,249	4,121	16,639	16,341	16,526
Total operating expenses	50,042	39,967	179,837	141,065	112,424
Loss from operations	(4,354)	(1,817)	7,357	15,886	24,280
Other income (expense):
Interest expense	(506)	(4,116)	(12,914)	(15,837)	(19,277)
Loss on extinguishment of debt			(4,532)	(9,785)
Other income (expense), net	(1,250)	(9)	363	(335)	773
Total other income (expense)	(1,756)	(4,125)	(17,083)	(25,957)	(18,504)
Loss before income taxes	(6,110)	(5,942)	(9,726)	(10,071)	5,776
Benefit (provision) for income taxes	1,944	1,063	8,222	(3,375)	13,185
Net loss	(4,166)	(4,879)	$ (1,504)	$ (13,446)	$ 18,961
Net income (loss) per share:
Basic			$ (0.02)	$ (0.21)	$ 0.29
Diluted			$ (0.02)	$ (0.21)	$ 0.29
Weighted-average shares used in computing net income (loss) per share:
Basic			68,906	65,002	64,984
Diluted			68,906	65,002	64,991
Subscription
Revenue:
Total revenue	56,818	47,620	$ 225,345	$ 184,991	$ 160,219
Cost of revenue:
Cost of revenue (exclusive of amortization shown below)	7,109	5,181	24,044	17,512	14,054
Professional services and other
Revenue:
Total revenue	4,594	2,818	17,553	16,571	12,320
Cost of revenue:
Cost of revenue (exclusive of amortization shown below)	$ 4,013	$ 3,241	$ 15,322	$ 12,703	$ 9,155